Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
Note 2 -	SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

A.	USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, warranty and contract loss accruals, legal contingencies, tax assets and tax liabilities, stock-based compensation costs, retirement and post-retirement benefits (including the actuarial assumptions), financial instruments with no observable market quotes, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from estimated results.

B.	ADOPTION OF NEW ACCOUNTING POLICIES

On January 1, 2011, the Company adopted Accounting Standard Update ("ASU") 2009-13, an update to ASC 605-25, "Revenue Recognition – Multiple-Element Arrangements", that provides amendments to the criteria for separating consideration in multiple-deliverable arrangements for new or materially modified contracts entered into from January 1, 2011. The revised guidance primarily provides two significant changes: 1) eliminates the need for objective and reliable evidence of the fair value for the undelivered element in order for a delivered item to be treated as a separate unit of accounting, and 2) requires the use of the relative selling price method to allocate the entire arrangement consideration. In addition, the guidance also expands the disclosure requirements for revenue recognition. The adoption of the revised guidance has no material effect on the Company's results and is not expected to have a material effect in future periods.

C.	FUNCTIONAL CURRENCY

The Company's revenues are generated mainly in U.S. dollars. In addition, most of the Company's costs are incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances of the Company and certain subsidiaries, which are denominated in other currencies, have been remeasured into U.S. dollars in accordance with principles set forth in ASC 830, "Foreign Currency Matters". All exchange gains and losses from the remeasurement mentioned above are reflected in the statement of income as financial expenses or income, as appropriate.

For those foreign subsidiaries and investees whose functional currency has been determined to be other than the U.S. dollar, assets and liabilities are translated at year-end exchange rates, and statement of income items are translated at average exchange rates prevailing during the year.  Resulting translation differences are recorded as a separate component of accumulated other comprehensive income in equity.

D.	PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elbit Systems and its wholly and majority-owned subsidiaries.

Intercompany transactions and balances, including profit from intercompany yet realized outside the Company, have been eliminated upon consolidation.

E.	BUSINESS COMBINATIONS

The Company applies ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquire at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

F.	CASH AND CASH EQUIVALENTS

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, when purchased.

G.	SHORT-TERM BANK DEPOSITS

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short–term bank deposits are presented at their cost, which approximates fair value.

H.	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The Company accounts for all its investments in debt securities and for investments in marketable equity securities of entities in which it does not have significant influence, in accordance with ASC 320, "Investments - Debt and Equity Securities". The Company classifies all debt securities and marketable equity securities as "available-for-sale". All of the Company's investments in available-for-sale securities are reported at fair value. Unrealized gains and losses are comprised of the difference between fair value and the cost of such securities and are recognized, net of tax, as accumulated other comprehensive income ("OCI") in shareholders' equity.
In 2009, the Company adopted a new guidance that changed the impairment and presentation model for its available-for-sale debt securities. Under the amended impairment model, an other-than-temporary impairment ("OTTI") loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it will still need to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. Amounts relating to factors other than credit losses are recorded in other comprehensive income.

Upon the adoption of the above mentioned new guidance, the Company reclassified a non-credit related amount of $7,086, net of tax of $1,772, for OTTI losses recognized in earning prior to January 1, 2010, as a cumulative effect adjustment that increased retained earnings and decreased OCI at January 1, 2010. During 2011, the Company realized its investment in debt-securities and the related OCI and deferred tax balances. The net effect of the realization of the securities on the Company's results was not material (See Note 9).

I.	INVENTORIES

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable.

Cost is determined as follows:
•	Raw materials using the average or FIFO cost method.
•	Work in progress:
•
Costs incurred on long-term contracts in progress include direct labor, material, subcontractors, other direct costs and an allocation of overheads, which represent recoverable costs incurred for production, allocable operating overhead cost and, where appropriate, research and development costs (See Note 2(V)).

•
Labor overhead is generally included on a basis of updated hourly rates and is allocated to each project according to the amount of hours expended. Material overhead is generally allocated to each project based on the value of direct material that is charged to the project.

Advances from customers are allocated to the applicable contract inventories and are deducted from the inventory balance. Advances in excess of related inventories are classified as liabilities.
Pre-contract costs are generally expenses, but can be deferred and included in inventory, only when such costs can be directly associated with a specific anticipated contract and if their recoverability from the specific anticipated contract is probable according to the guidelines of ASC 605-35.

J.	INVESTMENT IN AFFILIATED COMPANIES, A PARTNERSHIP AND OTHER COMPANIES

Investments in affiliated companies and a partnership that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% and 50% of the voting rights of the investee) are presented using the equity method of accounting. Profits on intercompany sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.
Investments in preferred shares, which are not in substance common stock, are recorded on a cost basis according to ASC 323-10-15-13, "Investments-Equity Method and Joint Ventures-In-substance Common Stock" and ASC 323-10-40-1, "Investment-Equity Method and Joint Ventures-Investee Capital Transactions."
A change in the Company's proportionate share of an investee's equity, resulting from issuance of common or in-substance common shares by the investee to third parties, is recorded as a gain or loss in the consolidated income statements in accordance with ASC 323-10-40-1.

Investments in non-marketable equity securities of entities in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies, are recorded at cost (generally when the Company holds less than 20% of the voting rights).

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g. budgets, business plans, financial statements, etc.). During 2011 and 2010, no material impairment was recognized.

K.	VARIABLE INTEREST ENTITIES

ASC 810-10, "Consolidation", provides a framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company consolidate a  VIE  when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. The determination about whether the Company should consolidate a VIE is evaluated continuously as changes to existing relationships or future transactions occur.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Also according to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses. The amendment clarifies that losses of partially owned consolidated subsidiaries shall continue to be allocated to the non-controlling interests even when their investment was already reduced to zero.

UAV Tactical Systems Ltd. ("U-TacS") in the U.K. is considered to be a VIE. As Elbit Systems is the primary beneficiary and has both the power to direct its activities and absorb the majority of its loss or right to majority of its earnings based upon holding the majority voting rights in U-TacS (51%), U-TacS is consolidated in the Company's financial statements.

L.	LONG-TERM RECEIVABLES

Long-term trade, unbilled and other receivables, with long-term payment terms, which are considered collectible, are recorded at their estimated present values (determined based on the market interest rates at the date of initial recognition).

M.	LONG-TERM BANK DEPOSITS

Long-term bank deposits are deposits with maturities of more than one year. These deposits are presented at cost and earn interest at market rates. Accumulated interest to be received over the next year is recorded as a current asset. The deposits and accumulated interest approximate fair value.

N.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants. For equipment produced for the Company's own use, cost includes materials, labor and overhead (including interest costs, when applicable) but not in excess of the fair value of the equipment.
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:
%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*)	Prepayments for operating lease and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.
O.	OTHER INTANGIBLE ASSETS
Other identifiable intangible assets mainly consist of purchased technology, customer relations and trademarks. These intangible assets are stated at cost net of accumulated amortization and impairments, and are amortized over their useful life using the straight-line method, or the accelerated method, which ever better reflects the applicable expected utilization pattern.

P.	IMPAIRMENT OF LONG-LIVED ASSETS
The Company's long-lived assets and finite-lived intangible assets are reviewed for impairment in accordance with ASC 360-10-35 "Property, Plant and Equipment – Subsequent Measurement" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets (or assets group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. For each of the three years in the period ended December 31, 2011, no material impairment has been identified.

As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that marketplace participants would consider in determining the fair value of long lived assets (or assets groups).

Q.	GOODWILL IMPAIRMENT

Goodwill is subject to an annual impairment test at the reporting unit level (or more frequently if impairment indicators arise).

The Company identified several reporting units based on the guidance of ASC 350, "Intangibles – Goodwill and Other".

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.
Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2011, no material impairment losses have been identified.

As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.

R.	SEVERANCE PAY

Elbit Systems' and its Israeli subsidiaries' obligations for severance pay are calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date and are presented on an undiscounted basis (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The obligation is provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet. The deposited funds may be withdrawn only upon the fulfillment of the obligation, pursuant to the Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or losses) accumulated to balance sheet date.

Elbit Systems and its Israeli subsidiaries have entered into an agreement with some of its employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance to the said Section 14, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.
Severance pay expenses for the years ended December 31, 2011, 2010 and 2009 amounted to approximately $50,018, $50,228 and $42,999, respectively.

S.	PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company accounts, for its obligations for pension and other postretirement benefits, in accordance with ASC 715, "Compensation – Retirement Benefits" (See Note 17).

T.	REVENUE RECOGNITION

The Company generates revenues principally from long-term contracts involving the design, development, manufacture and integration of defense systems and products. In addition, to a minor extent, the Company provides support and services for such systems and products.
Revenues from long-term contracts are recognized primarily using ASC 605-35, "Construction-Type and Production-Type Contracts", according to which revenues are recognized on the percentage-of-completion basis.
Sales under long-term fixed-price contracts which provide for a substantial level of development efforts in relation to total contract efforts are recorded using the cost-to-cost method of accounting as the basis to measure progress toward completing the contract and recognizing revenues using the percentage of completion basis. According to this method, sales and profits are recorded based on the ratio of costs incurred to estimated total costs at completion. In certain circumstances, when measuring progress toward completion, the Company considers other factors, such as achievement of performance milestones.
Sales and anticipated profit under long-term fixed-price contracts which provide for a substantial level of production effort are recorded on a percentage-of-completion basis, using the units-of-delivery as the basis to measure progress toward completing the contract and recognizing revenues. In certain circumstances, which involve long-term fixed-price production type contracts for non-homogenous units or small quantities of units, or when the achievement of performance milestones provides a more reliable and objective measure of the extent of progress toward completion, revenue is recognized based on the achievement of performance milestones.
Sales and anticipated profit under long-term fixed-price contracts that involve both development and production efforts are recorded using the cost-to-cost method and units-of-delivery method as applicable to each phase of the contract, as the basis to measure progress toward completion. In addition, when measuring progress toward completion under the development portion of the contract, in certain circumstances, the Company considers other factors, such as achievement of performance milestones.

The percentage-of-completion method of accounting requires management to estimate the cost and gross profit margin for each individual contract. Estimated gross profit or loss from long-term contracts may change due to differences between actual performance and original estimated forecasts. Such changes in estimated gross profit are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis. Anticipated losses on contracts are charged to earnings when determined to be probable.

Sales under cost-reimbursement-type contracts are recorded as costs are incurred. Applicable estimated profits are included in earnings in the proportion that incurred costs bear to total estimated costs.

Amounts representing contract change orders, claims or other items are included in sales only when they can be reliably estimated and realization is probable. Penalties and awards applicable to performance on contracts are considered in estimating sales and profit rates and are recorded when they are probable and there is sufficient information to assess anticipated contract performance.

The Company believes that the use of the percentage-of-completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, revenue is recognized when the Company expects to perform its contractual obligations, and its customers are expected to satisfy their obligations under the contract.

Management reviews periodically the estimates of progress towards completion and project costs. These estimates are determined based on engineering estimates and past experience, by personnel having the appropriate authority and expertise to make reasonable estimates of the related costs. Such engineering estimates are reviewed periodically for each specific contract by professional personnel from various disciplines within the organization. These estimates take into consideration the probability of achievement of certain milestones, as well as other factors that might impact the contract's completion and project cost.

A number of internal and external factors affect our cost estimates, including labor rates, estimated future prices of material, revised estimates of uncompleted work, efficiency variances, linkage to indices and exchange rates, customer specifications and testing requirement changes.  If any of the above factors were to change, or if different assumptions were used in estimating progress cost and measuring progress towards completion, it is possible that materially different amounts would be reported in the Company's consolidated financial statements.
In certain circumstances, sales under short-term fixed-price production type contracts or sale of products are accounted for in accordance with SAB No. 104, "Revenue Recognition in Financial Statements" ("SAB 104"), and recognized when all the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the seller's price to the buyer is fixed or determinable, no further obligation exists and collectability is reasonably assured.

In cases where the contract involves the delivery of products and performance of services, or other obligations such as buy-back (See Note 20(B)), the Company follows the guidelines specified in ASC 605-25, "Multiple-Element Arrangements" in order to allocate the contract consideration between the identified different elements (See Note 2(B)).

Service revenues include contracts primarily for the provision of supplies or services other than associated with design, development or production activities. It may be a stand-alone service contract or a service element, which was separated from the design, development or production contract according to the criteria established in ASC 605-25. Service contracts primarily include operation and maintenance contracts, outsourcing-type arrangements, return and repair contracts, training, installation services, etc. Revenues from services were less than 10% of consolidated revenues in each of the years ended December 31, 2009, 2010 and 2011.

As for research and development costs accounted for as contract costs refer to Note 2(V).

U.	WARRANTY

The Company estimates the costs that may be incurred under its basic warranty. Such costs are: (1) estimated as part of the total contract's cost or (2) recorded as a liability at the time revenue for delivered products is recognized. The specific terms and conditions of those warranties vary depending upon the product sold and the country in which the Company does business. Factors that affect the Company's warranty cost include the number of delivered products, engineering estimates and anticipated rates of warranty claims. The Company periodically assesses the adequacy of its recorded warranty cost and adjusts the amount as necessary. Specific warranty reserves are recorded in the period defects or potential products failures are identified and recorded based on estimates made by management. The estimates are evaluated on a periodic basis.
 Changes in the Company's provision for warranty, which is included in other payables and accrued expenses in the Balance Sheet, are as follows:

	2011	2010
Balance, at January 1	$164,778	$126,783
Warranties issued during the year	62,771	69,213
Warranties related to acquisitions	-	19,015
Reduction due to warranties forfeited or paid during the year	(63,381)	(50,233)
Balance, at December 31	$164,168	$164,778

V.	RESEARCH AND DEVELOPMENT COSTS

Research and development costs, net of participation grants, include costs incurred for independent research and development and bid and proposal efforts and are expensed as incurred unless the costs are related to certain contractual arrangements which are recorded as part of cost of sales, over the period that revenue is recognized, consistent with the Company's revenue recognition accounting policy. The Company does not have significant stand-alone research and development arrangements performed for others.

The Company has certain research and development contractual arrangements that meet the requirements for best efforts research and development accounting. Accordingly, the amounts funded by the customer are recognized as an offset to its research and development expenses rather than as contract revenues.

Elbit Systems and certain Israeli subsidiaries receive grants (mainly royalty-bearing) from the Israeli Chief Scientist's Office ("OCS") and from other sources for the purpose of partially funding approved research and development projects. The grants are not to be repaid, but instead Elbit Systems and certain Israeli subsidiaries are obliged to pay royalties as a percentage of future sales if and when sales from the funded projects are generated. These grants are recognized as a deduction from research and development costs at the time the applicable entity is entitled to such grants on the basis of the research and development costs incurred. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of cost of revenues. For more information regarding OCS royalties' commitment, please see Note 20(A).

W.	INCOME TAXES

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is "more likely than not" to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

X.	CONCENTRATION OF CREDIT RISKS

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short and long-term deposits, marketable securities and trade receivables.
The majority of the Company's cash and cash equivalents and short and long-term deposits are invested with major banks mainly in Israel and the United States. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's trade receivables are derived primarily from sales to large and stable customers and governments located mainly in Israel, the United States and Europe. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is recognized with respect to those amounts that the Company has determined to be doubtful of collection.

The Company entered into foreign exchange forward contracts, cross currency interest rate swaps and option strategies (together "derivative instruments") intended to protect against the increase in the dollar equivalent value of forecasted non-dollar currency cash flows and interest as applicable. These derivative instruments are designed to effectively hedge the Company's non-dollar currency and interest rates exposures (See Note 2(AA)).

Y.	DERIVATIVE FINANCIAL INSTRUMENTS

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", which requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative will be recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized immediately in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included immediately in earnings in "Financial income (expenses), net", in each reporting period (See Note 24).

As part of its hedging strategy, the Company enters into forward exchange contracts in order to protect the Company from the risk that the eventual dollar cash flows from the sale to international customers and purchase of products from international vendors will be adversely affected by changes in exchange rates.

The Company also enters into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS. Such forward contracts on payroll expenses that were entered into in 2010 and thereafter are designated as cash flow hedges. For such contracts entered into prior to 2010, the Company elected not to follow the designation and documentation processes required to qualify for the hedge accounting method, and any gain or loss derived from such instruments is recognized immediately as "Financial income (expenses), net."

In connection with the issuance of the NIS 1.1 billion Series A Notes on the Tel Aviv Stock Exchange in 2010 (See Note 16), the Company entered into a ten-year cross-currency interest rate swap transaction with a notional principal of the NIS 1.1 billion to effectively hedge the effect of interest and exchange rate difference from NIS Series A Notes. The cross currency interest rate swap effectively converts the fixed interest rate of the debt to a floating interest rate. The terms of the swap agreement substantially match the terms of the debt. Under the terms of the swap agreement, the Company received interest payments semi-annually in NIS at an annual rate of 4.84% on the notional principal and pays interest semi-annually in U.S. Dollars at an annual weighted rate of 1.65% over the six-month LIBOR on the notional principal. The swap agreements are designated as a fair value hedge.  The gains and losses related to changes in the fair value of the interest rate swaps are included in interest expense and substantially offset changes in the fair value of the hedged portion of the underlying hedged Series A Notes.

Z.	STOCK-BASED COMPENSATION

The Company accounts for share-based arrangements under ASC 718, "Compensation – Stock Compensation", which requires all share-based payments, including grants of employee stock options, to be recognized in the income statement based on their fair values.

The fair value of employee stock options is estimated at the grant date using a lattice-based option valuation model with the following weighted average assumptions:

	2011	2010	2009
Divided yield	2.23%	2.20%	2.31%
Expected volatility	31.59%	31.92%	39.37%
Risk-free interest rate	2.01%	1.56%	2.43%
Expected life	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Because lattice-based option valuation models incorporate ranges of assumptions for inputs, the average of those ranges are disclosed. Expected volatilities are based on implied volatilities from traded options on Elbit Systems' stock, historical volatility of the stock and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The average of the range, given above, results from certain groups of employees exhibiting different behavior. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the contractual life of the option. The dividend yield assumption is based on historical dividends.

AA.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, short-term bank credit and loans and trade payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of long-term loans is estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. The carrying amount of the long-term loans approximates their fair value.
As of December 31, 2011, the fair value of the Series A Notes based on quoted market price of the Tel-Aviv Stock Exchange was approximately $264,931.

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.
The three levels of inputs that may be used to measure fair value are as follows:
Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;
Level 2 - Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and
Level 3 - Unobservable inputs which are supported by little or no market activity.

The Company's cross-currency interest rate swaps are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying, and counterparty non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instruments, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.
The Company measures its marketable equity securities, debt securities and foreign currency derivative instruments at fair value. Marketable equity securities and government debt securities are classified within Level 1. The Company's foreign currency derivative instruments are classified within Level 2 when the valuation inputs are based on quoted prices and market observable data of similar instruments and in Level 3 when valuation inputs are based on significant unobservable data.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2010 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Debt securities:
Government bonds	$824	$-	$-
ARS and CDOs	-	-	7,179
Foreign currency derivatives and option contracts	-	19,100	-
Cross currency interest rate swap	-	20,377	-
Liabilities
Foreign currency derivative and option contracts	-	(8,219)	(51)
Total	$824	$31,258	$7,128

	Fair value measurement at December 31, 2011 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Debt securities:
Government bonds	$2,271	$-	$-
Foreign currency derivative and option contracts	-	14,755	-
Cross currency interest rate swap	-	8,877	-
Liabilities
Foreign currency derivative and option contracts	-	(25,954)	-
Total	$2,271	$(2,322)	$-
The following table present our assets measured at fair value on recurring basis using significant unobservable inputs (level 3) at December 31, 2011:

(Level 3)
Balance at December 31, 2010	$7,128
Net change in fair value included in other comprehensive income	(3,663)
Other-then-temporary impairment recognized in earnings	(3,465)
Balance at December 31, 2011	$-
AB.	BASIC AND DILUTED NET EARNINGS PER SHARE

Basic earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year. Diluted earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year, plus dilutive potential ordinary shares considered outstanding during the year. Outstanding stock options are excluded from the calculation of the diluted earnings per ordinary share when their effect is anti-dilutive.

The weighted average number of shares related to outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share was 76,815, 23,041 and 22,599 for the years 2011, 2010 and 2009, respectively.

AC.	TREASURY SHARES

Elbit Systems' shares held by Elbit Systems and its subsidiaries are presented at cost and deducted from shareholders' equity.

AD.	IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS
(1)
In May 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS", which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity's use of a non-financial asset that is different from the asset's highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. The Company adopted ASU 2011-04 on January 1, 2012. The Company is currently evaluating ASU 2011-04 and has not yet determined the impact that adoption will have on its 2012 consolidated financial statements.

(2)
In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income", which is effective for annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-05 on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. The adoption of ASU 2011-05 is not expected to have a material impact on the Company's financial position or results of operations.

(3)
In December 2010, the FASB issued ASU 2011-08, "Testing Goodwill for Impairment". ASU 2011-08 gives companies the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If a company concludes that this is the case, it must perform the two-step test. Otherwise, a company may skip the two-step test. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-08 is not expected to have a material impact on the Company's financial position or results of operations.

AE.	RECLASSIFICATIONS
Certain financial statement data for prior years has been reclassified to conform to current year financial statement presentation.